FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01700
                                                     ---------

                     FRANKLIN GOLD AND PRECIOUS METALS FUND
                     --------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 04/30/09
                          ---------



Item 1. Schedule of Investments.


Franklin Gold and Precious Metals Fund

QUARTERLY STATEMENT OF INVESTMENTS
APRIL 30, 2009

CONTENTS

Statement of Investments ...................................................   3
Notes to Statement of Investments ..........................................   6

                      (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Franklin Gold and Precious Metals Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2009 (UNAUDITED)

                                                              COUNTRY         SHARES/WARRANTS       VALUE
                                                           ----------------   ---------------   --------------
       COMMON STOCKS 97.7%
       GOLD AND DIVERSIFIED RESOURCES 2.8%
   (a) First Uranium Corp. .............................        Canada              800,600     $    4,308,703
(a, b) First Uranium Corp., 144A .......................        Canada            1,044,800          5,622,949
   (b) Franco-Nevada Corp., 144A .......................        Canada              280,000          5,959,594
       OZ Minerals Ltd. ................................      Australia           7,882,655          4,294,470
   (a) PanAust Ltd. ....................................      Australia          30,600,000          7,446,327
(a, b) PanAust Ltd., 144A ..............................      Australia          11,600,000          2,822,791
       Royal Gold Inc. .................................     United States          275,000          9,944,000
                                                                                                --------------
                                                                                                    40,398,834
                                                                                                --------------
       GOLD EXPLORATION AND DEVELOPMENT 9.6%
   (a) Anatolia Minerals Development Ltd. ..............        Canada            2,327,900          5,015,259
   (a) AXMIN Inc. ......................................        Canada              500,000             33,532
(a, b) AXMIN Inc., 144A ................................        Canada            2,000,000            134,127
   (a) Banro Corp. .....................................        Canada              350,000            513,455
   (a) Banro Corp. .....................................        Canada            2,700,000          3,915,000
   (a) Banro Corp., wts., 2/01/49 ......................        Canada              600,000            270,000
   (a) Bendigo Mining Ltd. .............................      Australia          18,648,795          3,454,354
   (a) Centamin Egypt Ltd. .............................      Australia          10,500,000          8,538,017
(a, b) Centamin Egypt Ltd., 144A .......................      Australia          17,000,000         13,823,455
   (a) CGA Mining Ltd. .................................      Australia           6,724,000          7,891,357
   (a) Gabriel Resources Ltd. ..........................        Canada            1,300,000          2,550,088
   (a) Great Basin Gold Ltd. ...........................        Canada           12,000,000         14,787,493
   (a) Great Basin Gold Ltd., wts., 10/15/10 ...........        Canada            6,000,000          1,810,713
   (a) Guyana Goldfields Inc. ..........................        Canada            1,735,000          3,999,707
   (a) International Minerals Corp. ....................        Canada              700,000          1,924,721
   (a) Ivanhoe Australia Ltd. ..........................      Australia           4,485,967          6,158,766
   (a) Ivanhoe Mines Ltd. ..............................        Canada            1,000,000          6,410,000
   (a) Ivanhoe Mines Ltd. ..............................        Canada              738,500          4,742,150
(a, b) Ivanhoe Mines Ltd., 144A ........................        Canada              918,600          5,898,630
   (a) MAG Silver Corp. ................................        Canada              800,000          3,983,569
   (a) Mineral Deposits Ltd. ...........................      Australia           8,696,185          4,674,512
   (a) Nautilus Minerals Inc. ..........................        Canada            1,665,000          1,605,122
(a, b) Nautilus Minerals Inc., 144A ....................        Canada            1,278,000          1,232,040
   (a) Nevsun Resources Ltd. ...........................        Canada              877,000          1,043,960
(a, b) Orsu Metals Corp., 144A .........................        Canada           10,600,000            577,584
(a, b) Orsu Metals Corp., wts., 144A, 4/11/10 ..........        Canada            5,300,000             22,215
   (a) Osisko Mining Corp. .............................        Canada            5,321,400         24,981,004
   (a) Osisko Mining Corp., wts., 11/17/09 .............        Canada            2,360,700          2,176,855
(a, c) Romarco Minerals Inc. ...........................        Canada            8,000,000          3,421,075
   (a) Romarco Minerals Inc. ...........................        Canada            5,176,500          2,299,895
(a, c) Romarco Minerals Inc., wts., 3/03/11 ............        Canada            4,000,000            216,950
                                                                                                --------------
                                                                                                   138,105,605
                                                                                                --------------
       LONG LIFE GOLD MINES 57.8%
       Agnico-Eagle Mines Ltd. .........................        Canada              930,000         41,022,300
   (a) Alamos Gold Inc. ................................        Canada            1,596,400         10,371,448
(a, b) Alamos Gold Inc., 144A ..........................        Canada              400,000          2,598,709
       AngloGold Ashanti Ltd. ..........................     South Africa            78,911          2,441,590
       AngloGold Ashanti Ltd., ADR .....................     South Africa         3,224,723         99,321,468
       Barrick Gold Corp. ..............................        Canada            2,276,283         66,239,835


                     Quarterly Statement of Investments | 3

Franklin Gold and Precious Metals Fund

                                                                COUNTRY       SHARES/WARRANTS        VALUE
                                                           ----------------   ---------------   --------------
       COMMON STOCKS (CONTINUED)
       LONG LIFE GOLD MINES (CONTINUED)
   (a) Centerra Gold Inc. ..............................        Canada            1,866,200     $   10,403,412
(a, b) Centerra Gold Inc., 144A ........................        Canada            1,319,800          7,357,423
       Compania de Minas Buenaventura SA ...............         Peru               201,186          4,325,783
       Compania de Minas Buenaventura SA, ADR ..........         Peru             2,477,972         52,433,888
       Gold Fields Ltd. ................................     South Africa           697,191          7,279,873
       Gold Fields Ltd., ADR ...........................     South Africa         3,704,528         38,527,091
       Goldcorp Inc. ...................................        Canada            1,809,865         49,807,485
       Goldcorp Inc. ...................................        Canada            1,260,625         34,471,949
   (a) Goldcorp Inc., wts., 6/09/11 ....................        Canada                9,125             64,944
   (a) Harmony Gold Mining Co. Ltd. ....................     South Africa         1,693,000         15,809,003
   (a) Harmony Gold Mining Co. Ltd., ADR ...............     South Africa         2,800,000         26,096,000
       Kinross Gold Corp. ..............................        Canada            3,478,012         53,617,772
   (a) Lihir Gold Ltd. .................................   Papua New Guinea      19,447,142         42,379,211
       Newcrest Mining Ltd. ............................       Australia          4,815,928        104,738,804
       Newmont Mining Corp. ............................     United States        1,285,614         51,733,107
       Randgold Resources Ltd., ADR ....................    United Kingdom        1,922,600         93,053,840
   (a) Red Back Mining Inc. ............................        Canada            1,944,900         13,467,075
                                                                                                --------------
                                                                                                   827,562,010
                                                                                                --------------
       MEDIUM LIFE GOLD MINES 12.6%
(a, b) Aurizon Mines Ltd., 144A ........................        Canada            1,000,000          3,705,256
   (a) B2Gold Corp. ....................................        Canada            3,974,528          2,265,638
   (a) Eldorado Gold Corp. .............................        Canada            3,445,000         27,377,483
   (a) Gammon Gold Inc. ................................        Canada            2,814,500         18,709,854
   (a) Gammon Gold Inc. ................................        Canada              205,800          1,389,150
   (a) Golden Star Resources Ltd. ......................        Canada              700,000            938,000
   (a) Golden Star Resources Ltd. ......................        Canada            2,450,000          3,245,033
       IAMGOLD Corp. ...................................        Canada            1,472,000         11,735,032
       IAMGOLD Corp. ...................................        Canada            1,360,000         10,866,400
(a, b) Jinshan Gold Mines Inc., 144A ...................        Canada            5,595,000          3,189,370
   (a) Kingsgate Consolidated Ltd. .....................      Australia           2,355,148         10,316,000
   (a) New Gold Inc. ...................................        Canada              450,000            811,049
(a, b) New Gold Inc., 144A .............................        Canada              890,098          1,604,251
(a, b) Real Gold Mining Ltd., 144A .....................       Mongolia           2,207,000          1,628,898
   (a) SEMAFO Inc. .....................................        Canada            4,725,000          7,288,121
(a, b) SEMAFO Inc., 144A ...............................        Canada            3,000,000          4,627,379
   (a) Sino Gold Mining Ltd. ...........................      Australia           3,850,000         15,241,688
(a, b) Sino Gold Mining Ltd., 144A .....................      Australia             413,333          1,636,336
   (a) St. Barbara Ltd. ................................      Australia          20,000,000          4,067,840
       Yamana Gold Inc. ................................        Canada            2,779,193         21,806,728
       Yamana Gold Inc. ................................        Canada            1,129,527          8,934,559
   (b) Yamana Gold Inc., 144A ..........................        Canada            2,300,000         18,046,777
                                                                                                --------------
                                                                                                   179,430,842
                                                                                                --------------
       PLATINUM & PALLADIUM 11.0%
       Anglo Platinum Ltd. .............................     South Africa           124,000          6,712,011
       Anglo Platinum Ltd., ADR ........................     South Africa           571,138         30,167,509
       Aquarius Platinum Ltd. ..........................     South Africa         1,000,000          3,843,580
   (a) Eastern Platinum Ltd. ...........................        Canada           32,813,600         15,129,080


                     4 | Quarterly Statement of Investments

Franklin Gold and Precious Metals Fund

                                                                COUNTRY       SHARES/WARRANTS        VALUE
                                                           ----------------   ---------------   --------------
       COMMON STOCKS (CONTINUED)
       PLATINUM & PALLADIUM (CONTINUED)
       Impala Platinum Holdings Ltd. ...................      South Africa        3,025,000     $   58,578,372
       Impala Platinum Holdings Ltd., ADR ..............      South Africa        1,542,400         29,691,200
   (a) Mvelaphanda Resources Ltd. ......................      South Africa        2,650,000          9,771,606
   (a) Platinum Group Metals Ltd. ......................        Canada            3,000,000          3,797,468
                                                                                                --------------
                                                                                                   157,690,826
                                                                                                --------------
       SILVER MINES 3.9%
       Fresnillo PLC ...................................    United Kingdom        1,100,000          8,699,795
   (b) Fresnillo PLC, 144A .............................    United Kingdom        4,036,100         31,921,131
   (a) Hecla Mining Co. ................................     United States        2,834,204          7,000,484
       Hochschild Mining PLC                                United Kingdom        2,600,000          8,619,228
                                                                                                --------------
                                                                                                    56,240,638
                                                                                                --------------
       TOTAL COMMON STOCKS (COST $1,007,777,725) .......                                         1,399,428,755
                                                                                                --------------
       SHORT TERM INVESTMENTS (COST $38,043,537) 2.7%
       MONEY MARKET FUNDS 2.7%
   (d) Franklin Institutional Fiduciary Trust Money
          Market Portfolio, 0.04% ......................     United States       38,043,537         38,043,537
                                                                                                --------------
       TOTAL INVESTMENTS (COST $1,045,821,262) 100.4% ..                                         1,437,472,292
       OTHER ASSETS, LESS LIABILITIES (0.4)% ...........                                            (6,389,971)
                                                                                                --------------
       NET ASSETS 100.0% ...............................                                        $1,431,082,321
                                                                                                ==============

See abbreviations on page 9.

(a)  Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At April 30, 2009, the aggregate value of these securities was $112,408,915, representing 7.85% of net assets.

(c) Security has been deemed illiquid because it may not be able to be sold within seven days. At April 30, 2009, the aggregate value of these securities was $3,638,025, representing 0.25% of net assets.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


Quarterly Statement of Investments | See Notes to Statement of Investments. | 5

Franklin Gold and Precious Metals Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                     6 | Quarterly Statement of Investments

Franklin Gold and Precious Metals Fund

3. INCOME TAXES

At April 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..........................   $1,051,136,632
                                                 --------------
Unrealized appreciation ......................   $  503,350,360
Unrealized depreciation ......................     (117,014,700)
                                                 --------------
Net unrealized appreciation (depreciation) ...   $  386,335,660
                                                 ==============

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the nine months ended April 30, 2009, were as shown below.

                                    NUMBER OF                              NUMBER OF
                                   SHARES HELD                            SHARES HELD     VALUE                   REALIZED
                                  AT BEGINNING     GROSS        GROSS        AT END       AT END    INVESTMENT     CAPITAL
NAME OF ISSUER                     OF PERIOD     ADDITIONS   REDUCTIONS    OF PERIOD    OF PERIOD     INCOME     GAIN (LOSS)
--------------                    ------------   ---------   ----------   -----------   ---------   ----------   -----------
NON-CONTROLLED AFFILIATES
B2Gold Corp.
   (Central Sun Mining Inc.) ..       --         3,105,100       --       3,974,528(a)     --(b)        --            --
                                                                                          ---          ---           ---
TOTAL AFFILIATED SECURITIES (0.00% of Net Assets) ...................................     $--          $--           $--
                                                                                          ===          ===           ===

(a) Reflects the merger of Central Sun Mining Inc. into B2Gold as of April 1, 2009.

(b)  As of April 30, 2009, no longer an affiliate.

5. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on August 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)


                     Quarterly Statement of Investments | 7

Franklin Gold and Precious Metals Fund

5. FAIR VALUE MEASUREMENTS (CONTINUED)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009, in valuing the Fund's assets carried at fair value:

                                   LEVEL 1      LEVEL 2     LEVEL 3        TOTAL
                               --------------   -------   ----------   --------------
ASSETS:
Investments in Securities ..   $1,433,834,267     $--     $3,638,025   $1,437,472,292

At April 30, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                                    INVESTMENTS IN
                                                                      SECURITIES
                                                                    --------------
Beginning Balance -- August 1, 2008 .............................     $       --
                                                                      ----------
   Net realized gain (loss) .....................................             --
   Net change in unrealized appreciation (depreciation) .........      1,191,640
   Net purchases (sales) ........................................      2,446,385
                                                                      ----------
   Transfers in and/or out of Level 3 ...........................             --
                                                                      ----------
Ending Balance ..................................................     $3,638,025
                                                                      ==========
Net change in unrealized appreciation (depreciation) attributable
   to assets still held at end of period ........................     $1,191,640
                                                                      ==========

6. NEW ACCOUNTING PRONOUNCEMENT

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FSP FAS 157-4 amends SFAS 157, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. The Fund is currently evaluating the impact, if any, of applying FSP FAS 157-4.


                     8 | Quarterly Statement of Investments

Franklin Gold and Precious Metals Fund

ABBREVIATIONS

SELECTED PORTFOLIO

ADR - American Depository Receipt

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 9



Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By /s/LAURA F. FERGERSON
   ------------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  June 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
   -----------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  June 25, 2009


By /s/GASTON GARDEY
   ---------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  June 25, 2009